UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

FUNDING DEPOSITOR LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

  X       Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001748395

CIM Trust 2018-INV1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001750850

Central Index Key Number of underwriter (if applicable): ________________

Mohit Marria, (212) 626-2300

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE

REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

See Opus Narrative attached hereto as Exhibit 99.7 to this report, Opus QM Report attached hereto as Exhibit 99.10 and Opus Exception Report attached hereto as Exhibit 99.12 to this report.

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed by Funding Depositor LLC on September 6, 2018 (the “Original Filing”) and is being filed solely to replace in their entirety the reports attached to the Original Filing as Exhibit 99.7 – Opus Narrative, Exhibit 99.10 – Opus QM Report and Exhibit 99.12 – Opus Exception Report.

EXHIBIT INDEX

99.7	Opus Narrative
99.10	Opus QM Report
99.12	Opus Exception Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FUNDING DEPOSITOR LLC
(Depositor)

Date: September 11, 2018	/s/ Mohit Marria
Name: Mohit Marria
Title: Vice President (senior officer in charge of securitization)